Transfer of Financial Assets - Schedule of Transfer of Financial Assets Not Qualifying for Derecognition (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Securities lending, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	€ 2,962	€ 3,995
Securities lending, equity [member] | Investments [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		2
Sale and repurchase, equity [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial liabilities at fair value through profit or loss	2,373	2,148
Sale and repurchase, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	2,396	2,120
Sale and repurchase, debt [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial liabilities at fair value through profit or loss	2,225	2,599
Sale and repurchase, debt [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	4,334	6,864
Sale and repurchase, debt [member] | Investments [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		621
Sale and repurchase, debt [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	325
Sale and repurchase, debt [member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	910
Securities lending, debt [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	1,170
Securities lending, debt [Member] | Investments [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		€ 364
Securities lending, debt [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	168
Securities lending, debt [Member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	€ 142